Foreign Activities (Consolidated Income Statement and Total Assets Information by Major Geographic Area) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Total revenue	[1]	¥ 4,276,900	¥ 2,113,700	¥ 3,497,900
Total expenses	[2]	4,207,700	2,356,200	2,469,100
Income (loss) before income tax expense (benefit)		69,200	(242,500)	1,028,800
Net income (loss)		34,028	(101,471)	818,048
Total assets		248,780,722	231,550,704	221,651,500
Japan
Segment Reporting Information [Line Items]
Total revenue	[1]	1,104,700	991,100	2,290,800
Total expenses	[2]	1,784,100	1,713,800	1,918,200
Income (loss) before income tax expense (benefit)		(679,400)	(722,700)	372,600
Net income (loss)		(554,700)	(509,000)	235,600
Total assets		161,348,700	155,111,200	152,613,700
United States of America
Segment Reporting Information [Line Items]
Total revenue	[1]	1,841,500	562,900	503,800
Total expenses	[2]	1,455,400	265,000	243,500
Income (loss) before income tax expense (benefit)		386,100	297,900	260,300
Net income (loss)		297,200	275,200	227,400
Total assets		45,516,400	36,765,700	31,939,900
Others
Segment Reporting Information [Line Items]
Total revenue	[1]	93,100	41,700	154,500
Total expenses	[2]	84,700	19,000	14,400
Income (loss) before income tax expense (benefit)		8,400	22,700	140,100
Net income (loss)		1,800	18,300	137,200
Total assets		3,579,600	3,667,900	4,405,300
Europe
Segment Reporting Information [Line Items]
Total revenue	[1]	445,900	184,800	188,700
Total expenses	[2]	413,000	189,200	115,800
Income (loss) before income tax expense (benefit)		32,900	(4,400)	72,900
Net income (loss)		19,900	(16,300)	60,900
Total assets		16,634,700	15,795,900	14,150,600
Asia/Oceania excluding Japan, and others
Segment Reporting Information [Line Items]
Total revenue	[1]	791,700	333,200	360,100
Total expenses	[2]	470,500	169,200	177,200
Income (loss) before income tax expense (benefit)		321,200	164,000	182,900
Net income (loss)		269,800	130,300	156,900
Total assets		¥ 21,701,300	¥ 20,210,000	¥ 18,542,000

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	Total expenses are comprised of Interest expense, Provision (credit) for credit losses and Noninterest expenses.